UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22131

Miller Investment Trust
(Exact name of registrant as specified in charter)

100 Market Street, Suite 203, Portsmouth, NH	03801
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	781-416-4000

Date of fiscal year end:	10/31

Date of reporting period:	10/31/25

Item 1. Reports to Stockholders.

(a)

Miller Convertible Bond Fund - Class A (MCFAX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Miller Convertible Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$157	1.53%

How did the Fund perform during the reporting period?

The Miller Convertible Bond Fund underperformed the ICE BofA All Convertibles Exclude Mandatory All Qualities Index over the annual reporting period largely due to its conservative investment approach focused on capital preservation.

During a period when the ICE BofA All Convertibles Exclude Mandatory All Qualities Index outperformed the S&P500, the conservatively managed Miller Convertible Bond Fund, with its focus on capital preservation, does not keep pace with the growth-oriented indices. The Fund had a lower average delta (39) compared to the ICE BofA All Convertibles Exclude Mandatory All Qualities Index (63), indicating less sensitivity to equity movements. The Fund’s shorter duration (1.81 years) compared to the ICE BofA All Convertibles Exclude Mandatory All Qualities Index (3.56 years) meant it was less positioned to benefit from declining interest rates, which favored higher-duration investments.

The Fund was underweight Information Technology and Communication Services sectors, which both experienced over 30% returns, and overweight in the Healthcare sector, which delivered flat returns, further impacting relative performance.

The Fund maintains a conservative stance with an average bond price of $103 versus $125 in the benchmark, supported by a diversified portfolio of 56 positions and sector exposures capped at 22%.

Overall, the Fund’s conservative strategy resulted in relative underperformance in a bullish equity and interest rate decline environment, but it remains well-diversified and positioned to preserve capital.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Miller Convertible Bond Fund - $14,766
ICE BofA All Convertibles Exclude Mandatory All Qualities Index - $30,322
Bloomberg U.S. Aggregate Bond Index - $12,071
ICE BofA Yield Alternative US Convertible Index - $18,424
$40,000
$30,000
$20,000
$10,000
$0
$30,322
$18,424
$14,766
$12,071
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

	Miller Convertible Bond Fund	ICE BofA All Convertibles Exclude Mandatory All Qualities Index	Bloomberg U.S. Aggregate Bond Index	ICE BofA Yield Alternative US Convertible Index
10/31/15	$9,426	$10,000	$10,000	$10,000
10/31/16	$9,903	$10,448	$10,437	$10,307
10/31/17	$10,767	$12,609	$10,531	$11,239
10/31/18	$10,605	$13,119	$10,315	$11,699
10/31/19	$11,175	$14,745	$11,502	$12,691
10/31/20	$12,552	$19,342	$12,214	$13,512
10/31/21	$13,876	$25,920	$12,155	$15,670
10/31/22	$12,564	$20,266	$10,249	$13,075
10/31/23	$12,500	$20,280	$10,286	$13,699
10/31/24	$14,081	$24,566	$11,370	$16,216
10/31/25	$14,766	$30,322	$12,071	$18,424

Average Annual Total Returns

	1 Year	5 Years	10 Years
Miller Convertible Bond Fund
Without Load	4.87%	3.30%	4.59%
With Load	0.94%	2.09%	3.97%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA All Convertibles Exclude Mandatory All Qualities Index	23.43%	9.41%	11.73%
ICE BofA Yield Alternative US Convertible Index	13.61%	6.40%	6.30%

From October 31, 2020, to October 31, 2023, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and ICE BofA All Yield Alternatives US Convertibles Index. For the period from November 1, 2023, to October 31, 2024, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and the ICE BofA All Convertibles Exclude Mandatory All Qualities Index. The Fund elected to use the ICE BofA All Convertibles Exclude Mandatory All Qualities Index because it more broadly represents the Fund’s investment universe and closely represents the Fund’s investment strategies.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$546,810,096
  Number of Portfolio Holdings57
  Advisory Fee $4,490,706
  Portfolio Turnover114%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	99.9%
Money Market Funds	0.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
33.9%
Health Care
16.3%
Consumer Discretionary
13.1%
Industrials
10.2%
Financials
9.2%
Utilities
6.2%
Communications
5.7%
Consumer Staples
2.2%
Energy
2.1%
Money Market Funds
0.1%
Other Assets in Excess of Liabilities
1.0%

Value	Value
Other Assets in Excess of Liabilities	1.0%
Money Market Funds	0.1%
Energy	2.1%
Consumer Staples	2.2%
Communications	5.7%
Utilities	6.2%
Financials	9.2%
Industrials	10.2%
Consumer Discretionary	13.1%
Health Care	16.3%
Technology	33.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Amazon.com, Inc. - Nomura Holdings, Inc. Synthetic, 4.860%, 02/24/27	3.4%
Ford Motor Company, 0.000%, 03/15/26	2.9%
Winnebago Industries, Inc., 3.250%, 01/15/30	2.9%
PG&E Corporation, 4.250%, 12/01/27	2.8%
LCI Industries, 3.000%, 03/01/30	2.8%
Vishay Intertechnology, Inc., 2.250%, 09/15/30	2.7%
Meritage Homes Corporation, 1.750%, 05/15/28	2.7%
Avnet, Inc., 1.750%, 09/01/30	2.7%
Shift4 Payments, Inc., 0.500%, 08/01/27	2.7%
Deere & Company - Bank of America Finance LLC Synthetic, 4.290%, 05/18/28	2.7%

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Miller Convertible Bond Fund - Class A (MCFAX)

Annual Shareholder Report - October 31, 2025

Additional information is available on the Fund's website (www.millerfamilyoffunds.com/funddocuments), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-MCFAX

Miller Convertible Bond Fund - Class C (MCFCX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Miller Convertible Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$207	2.03%

How did the Fund perform during the reporting period?

The Miller Convertible Bond Fund underperformed the ICE BofA All Convertibles Exclude Mandatory All Qualities Index over the annual reporting period largely due to its conservative investment approach focused on capital preservation.

During a period when the ICE BofA All Convertibles Exclude Mandatory All Qualities Index outperformed the S&P500, the conservatively managed Miller Convertible Bond Fund, with its focus on capital preservation, does not keep pace with the growth-oriented indices. The Fund had a lower average delta (39) compared to the ICE BofA All Convertibles Exclude Mandatory All Qualities Index (63), indicating less sensitivity to equity movements. The Fund’s shorter duration (1.81 years) compared to the ICE BofA All Convertibles Exclude Mandatory All Qualities Index (3.56 years) meant it was less positioned to benefit from declining interest rates, which favored higher-duration investments.

The Fund was underweight Information Technology and Communication Services sectors, which both experienced over 30% returns, and overweight in the Healthcare sector, which delivered flat returns, further impacting relative performance.

The Fund maintains a conservative stance with an average bond price of $103 versus $125 in the benchmark, supported by a diversified portfolio of 56 positions and sector exposures capped at 22%.

Overall, the Fund’s conservative strategy resulted in relative underperformance in a bullish equity and interest rate decline environment, but it remains well-diversified and positioned to preserve capital.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Miller Convertible Bond Fund - $14,880
ICE BofA All Convertibles Exclude Mandatory All Qualities Index - $30,322
Bloomberg U.S. Aggregate Bond Index - $12,071
ICE BofA Yield Alternative US Convertible Index - $18,424
$40,000
$30,000
$20,000
$10,000
$0
$30,322
$18,424
$14,880
$12,071
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

	Miller Convertible Bond Fund	ICE BofA All Convertibles Exclude Mandatory All Qualities Index	Bloomberg U.S. Aggregate Bond Index	ICE BofA Yield Alternative US Convertible Index
10/31/15	$10,000	$10,000	$10,000	$10,000
10/31/16	$10,450	$10,448	$10,437	$10,307
10/31/17	$11,301	$12,609	$10,531	$11,239
10/31/18	$11,070	$13,119	$10,315	$11,699
10/31/19	$11,615	$14,745	$11,502	$12,691
10/31/20	$12,971	$19,342	$12,214	$13,512
10/31/21	$14,266	$25,920	$12,155	$15,670
10/31/22	$12,865	$20,266	$10,249	$13,075
10/31/23	$12,729	$20,280	$10,286	$13,699
10/31/24	$14,268	$24,566	$11,370	$16,216
10/31/25	$14,880	$30,322	$12,071	$18,424

Average Annual Total Returns

	1 Year	5 Years	10 Years
Miller Convertible Bond Fund	4.29%	2.78%	4.05%
ICE BofA All Convertibles Exclude Mandatory All Qualities Index	23.43%	9.41%	11.73%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA Yield Alternative US Convertible Index	13.61%	6.40%	6.30%

From October 31, 2020, to October 31, 2023, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and ICE BofA All Yield Alternatives US Convertibles Index. For the period from November 1, 2023, to October 31, 2024, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and the ICE BofA All Convertibles Exclude Mandatory All Qualities Index. The Fund elected to use the ICE BofA All Convertibles Exclude Mandatory All Qualities Index because it more broadly represents the Fund’s investment universe and closely represents the Fund’s investment strategies.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$546,810,096
  Number of Portfolio Holdings57
  Advisory Fee $4,490,706
  Portfolio Turnover114%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	99.9%
Money Market Funds	0.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Money Market Funds	0.1%
Energy	2.1%
Consumer Staples	2.2%
Communications	5.7%
Utilities	6.2%
Financials	9.2%
Industrials	10.2%
Consumer Discretionary	13.1%
Health Care	16.3%
Technology	33.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Amazon.com, Inc. - Nomura Holdings, Inc. Synthetic, 4.860%, 02/24/27	3.4%
Ford Motor Company, 0.000%, 03/15/26	2.9%
Winnebago Industries, Inc., 3.250%, 01/15/30	2.9%
PG&E Corporation, 4.250%, 12/01/27	2.8%
LCI Industries, 3.000%, 03/01/30	2.8%
Vishay Intertechnology, Inc., 2.250%, 09/15/30	2.7%
Meritage Homes Corporation, 1.750%, 05/15/28	2.7%
Avnet, Inc., 1.750%, 09/01/30	2.7%
Shift4 Payments, Inc., 0.500%, 08/01/27	2.7%
Deere & Company - Bank of America Finance LLC Synthetic, 4.290%, 05/18/28	2.7%

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Miller Convertible Bond Fund - Class C (MCFCX)

Annual Shareholder Report - October 31, 2025

Additional information is available on the Fund's website (www.millerfamilyoffunds.com/funddocuments), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-MCFCX

Miller Convertible Bond Fund - Class I (MCIFX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Miller Convertible Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	1.03%

How did the Fund perform during the reporting period?

The Miller Convertible Bond Fund underperformed the ICE BofA All Convertibles Exclude Mandatory All Qualities Index over the annual reporting period largely due to its conservative investment approach focused on capital preservation.

During a period when the ICE BofA All Convertibles Exclude Mandatory All Qualities Index outperformed the S&P500, the conservatively managed Miller Convertible Bond Fund, with its focus on capital preservation, does not keep pace with the growth-oriented indices. The Fund had a lower average delta (39) compared to the ICE BofA All Convertibles Exclude Mandatory All Qualities Index (63), indicating less sensitivity to equity movements. The Fund’s shorter duration (1.81 years) compared to the ICE BofA All Convertibles Exclude Mandatory All Qualities Index (3.56 years) meant it was less positioned to benefit from declining interest rates, which favored higher-duration investments.

The Fund was underweight Information Technology and Communication Services sectors, which both experienced over 30% returns, and overweight in the Healthcare sector, which delivered flat returns, further impacting relative performance.

The Fund maintains a conservative stance with an average bond price of $103 versus $125 in the benchmark, supported by a diversified portfolio of 56 positions and sector exposures capped at 22%.

Overall, the Fund’s conservative strategy resulted in relative underperformance in a bullish equity and interest rate decline environment, but it remains well-diversified and positioned to preserve capital.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

Miller Convertible Bond Fund - $1,644,259
ICE BofA All Convertibles Exclude Mandatory All Qualities Index - $3,032,238
Bloomberg U.S. Aggregate Bond Index - $1,207,067
ICE BofA Yield Alternative US Convertible Index - $1,842,378
$3,050,000
$2,440,000
$1,830,000
$1,220,000
$610,000
$0
$3,032,238
$1,842,378
$1,644,259
$1,207,067
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	Miller Convertible Bond Fund	ICE BofA All Convertibles Exclude Mandatory All Qualities Index	Bloomberg U.S. Aggregate Bond Index	ICE BofA Yield Alternative US Convertible Index
Oct-2015	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Oct-2016	$1,055,550	$1,044,762	$1,043,702	$1,030,662
Oct-2017	$1,153,406	$1,260,905	$1,053,120	$1,123,942
Oct-2018	$1,140,911	$1,311,949	$1,031,496	$1,169,855
Oct-2019	$1,208,263	$1,474,466	$1,150,215	$1,269,117
Oct-2020	$1,364,473	$1,934,245	$1,221,380	$1,351,242
Oct-2021	$1,515,075	$2,592,013	$1,215,540	$1,567,010
Oct-2022	$1,379,507	$2,026,559	$1,024,913	$1,307,485
Oct-2023	$1,378,094	$2,027,999	$1,028,563	$1,369,887
Oct-2024	$1,560,447	$2,456,626	$1,137,038	$1,621,598
Oct-2025	$1,644,259	$3,032,238	$1,207,067	$1,842,378

Average Annual Total Returns

	1 Year	5 Years	10 Years
Miller Convertible Bond Fund	5.37%	3.80%	5.10%
ICE BofA All Convertibles Exclude Mandatory All Qualities Index	23.43%	9.41%	11.73%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA Yield Alternative US Convertible Index	13.61%	6.40%	6.30%

From October 31, 2020, to October 31, 2023, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and ICE BofA All Yield Alternatives US Convertibles Index. For the period from November 1, 2023, to October 31, 2024, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and the ICE BofA All Convertibles Exclude Mandatory All Qualities Index. The Fund elected to use the ICE BofA All Convertibles Exclude Mandatory All Qualities Index because it more broadly represents the Fund’s investment universe and closely represents the Fund’s investment strategies.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$546,810,096
  Number of Portfolio Holdings57
  Advisory Fee $4,490,706
  Portfolio Turnover114%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	99.9%
Money Market Funds	0.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Money Market Funds	0.1%
Energy	2.1%
Consumer Staples	2.2%
Communications	5.7%
Utilities	6.2%
Financials	9.2%
Industrials	10.2%
Consumer Discretionary	13.1%
Health Care	16.3%
Technology	33.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Amazon.com, Inc. - Nomura Holdings, Inc. Synthetic, 4.860%, 02/24/27	3.4%
Ford Motor Company, 0.000%, 03/15/26	2.9%
Winnebago Industries, Inc., 3.250%, 01/15/30	2.9%
PG&E Corporation, 4.250%, 12/01/27	2.8%
LCI Industries, 3.000%, 03/01/30	2.8%
Vishay Intertechnology, Inc., 2.250%, 09/15/30	2.7%
Meritage Homes Corporation, 1.750%, 05/15/28	2.7%
Avnet, Inc., 1.750%, 09/01/30	2.7%
Shift4 Payments, Inc., 0.500%, 08/01/27	2.7%
Deere & Company - Bank of America Finance LLC Synthetic, 4.290%, 05/18/28	2.7%

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Miller Convertible Bond Fund - Class I (MCIFX)

Annual Shareholder Report - October 31, 2025

Additional information is available on the Fund's website (www.millerfamilyoffunds.com/funddocuments), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-MCIFX

Miller Intermediate Bond Fund - Class I (MIFIX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Miller Intermediate Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$102	0.99%

How did the Fund perform during the reporting period?

The Miller Intermediate Bond Fund outperformed its benchmark over the annual reporting period, the Bloomberg Aggregate Index, over the past year due to a combination of favorable market conditions and strategic positioning.

Both equity and fixed income markets experienced gains, boosting the fund's performance. Exposure to convertible bonds contributed to outperformance, as their embedded equity exposure benefited from rising stock prices. Declining short-term interest rates, which fell more than medium-term rates, benefited the Fund, especially given its shorter duration of 1.4 years compared to the Bloomberg Aggregate Index of approximately 6 years.

The Fund's valuation-driven approach led to a higher allocation in straight debt (from 6% to 23%) as convertible debt moved closer to fair value, optimizing returns. Overall, the Fund's flexible approach and strategic asset allocation helped it capitalize on market conditions and generate relative outperformance.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

Miller Intermediate Bond Fund - $1,606,296
Bloomberg U.S. Aggregate Bond Index - $1,207,067
$1,625,000
$1,300,000
$975,000
$650,000
$325,000
$0
$1,606,296
$1,207,067
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	Miller Intermediate Bond Fund	Bloomberg U.S. Aggregate Bond Index
Oct-2015	$1,000,000	$1,000,000
Oct-2016	$1,067,590	$1,043,702
Oct-2017	$1,113,970	$1,053,120
Oct-2018	$1,124,663	$1,031,496
Oct-2019	$1,181,802	$1,150,215
Oct-2020	$1,269,884	$1,221,380
Oct-2021	$1,407,405	$1,215,540
Oct-2022	$1,306,868	$1,024,913
Oct-2023	$1,327,100	$1,028,563
Oct-2024	$1,512,924	$1,137,038
Oct-2025	$1,606,296	$1,207,067

Average Annual Total Returns

	1 Year	5 Years	10 Years
Miller Intermediate Bond Fund - Class I	6.17%	4.81%	4.85%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$184,028,399
  Number of Portfolio Holdings52
  Advisory Fee (net of waivers)$1,364,475
  Portfolio Turnover134%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	75.1%
Corporate Bonds	22.6%
Money Market Funds	2.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
28.6%
Health Care
18.2%
Consumer Discretionary
14.2%
Financials
10.1%
Industrials
8.0%
Utilities
5.6%
Communications
5.4%
Consumer Staples
5.1%
Money Market Funds
2.3%
Energy
2.1%
Other Assets in Excess of Liabilities
0.4%

Value	Value
Other Assets in Excess of Liabilities	0.4%
Energy	2.1%
Money Market Funds	2.3%
Consumer Staples	5.1%
Communications	5.4%
Utilities	5.6%
Industrials	8.0%
Financials	10.1%
Consumer Discretionary	14.2%
Health Care	18.2%
Technology	28.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Amazon.com, Inc. - Nomura Holdings, Inc. Synthetic, 4.860%, 02/24/27	3.4%
NVIDIA Corporation - Bank of Montreal Synthetic, 4.900%, 11/22/27	2.9%
PG&E Corporation, 4.250%, 12/01/27	2.8%
Pfizer Investment Enterprises Pte Ltd., 4.450%, 05/19/26	2.7%
Home Depot, Inc. (The), 3.000%, 04/01/26	2.7%
Berkshire Hathaway, Inc., 3.125%, 03/15/26	2.7%
3M Company, 2.250%, 09/19/26	2.7%
Apple, Inc., 2.900%, 09/12/27	2.7%
Verizon Communications, Inc., 0.850%, 11/20/25	2.7%
Colgate-Palmolive Company, 4.800%, 03/02/26	2.6%

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Miller Intermediate Bond Fund - Class I (MIFIX)

Annual Shareholder Report - October 31, 2025

Additional information is available on the Fund's website (www.millerfamilyoffunds.com/funddocuments), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-MIFIX

Miller Market Neutral Income Fund - Class I (MMNIX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Miller Market Neutral Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$174	1.66%

How did the Fund perform during the reporting period?

Over the annual reporting period, the Miller Market Neutral Fund delivered a 9.93% return, outperforming its benchmark, the Bloomberg 1–3 Year U.S. Government/Credit Index, which returned 5.07%.

The Fund capitalizes on opportunities within convertible bonds, which combine bond and equity option features. The embedded option benefits from market volatility, providing a potential revenue source during turbulent markets. Elevated stock valuations, geopolitical tensions, shifting government policies, and economic uncertainty led to heightened volatility, favoring the Fund’s strategy. The bond component of the convertible structure helped provide downside protection throughout the year.

A strong convertible issuance environment offered attractive entry points. New issues are often priced at a discount to theoretical value, allowing the Fund to capture additional upside. Current issuance levels remain strong and could surpass last year’s volume.

The Fund continues to meet its core objectives:

• Generate positive returns across all market conditions

• Deliver low correlation to traditional asset classes

• Limit drawdowns

We believe the trends in the market should continue, which could provide an ideal environment for the Miller Market Neutral Fund.

How has the Fund performed since inception?

Total Return Based on $1,000,000 Investment

Miller Market Neutral Income Fund - $1,187,055
Bloomberg 1-3 Year US Government/Credit Index - $1,090,443
Bloomberg U.S. Aggregate Bond Index - $1,081,314
Bloomberg Short Treasury Index - $1,090,551
$1,200,000
$1,150,000
$1,100,000
$1,050,000
$1,000,000
$1,187,055
$1,090,551
$1,090,443
$1,081,314
Dec-2023
Oct-2024
Oct-2025

	Miller Market Neutral Income Fund	Bloomberg 1-3 Year US Government/Credit Index	Bloomberg U.S. Aggregate Bond Index	Bloomberg Short Treasury Index
Dec-2023	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Oct-2024	$1,079,835	$1,037,848	$1,018,580	$1,044,206
Oct-2025	$1,187,055	$1,090,443	$1,081,314	$1,090,551

Average Annual Total Returns

	1 Year	Since Inception (December 29, 2023)
Miller Market Neutral Income Fund	9.93%	9.76%
Bloomberg 1-3 Year US Government/Credit Index	5.07%	4.82%
Bloomberg Short Treasury Index	4.44%	4.82%
Bloomberg U.S. Aggregate Bond Index	6.16%	4.34%

From the Fund’s inception on December 29, 2023, to April 30, 2024, the Fund’s primary benchmarks were the Bloomberg 1-3 Year US Government/Credit Index and the Bloomberg U.S. Short Treasury Index. For the period from April 30, 2024, to October 31, 2024, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and the Bloomberg 1-3 Year US Government/Credit Index. The Bloomberg U.S. Aggregate Bond Index was added as a broad-based securities market index in accordance with recent changes to regulatory disclosure requirements.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$114,867,751
  Number of Portfolio Holdings115
  Advisory Fee (net of waivers)$510,511
  Portfolio Turnover467%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	0.7%
Convertible Bonds	92.1%
Money Market Funds	3.6%
Purchased Options	0.2%
U.S. Government & Agencies	3.4%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.0%
Index Option	0.2%
Consumer Staples	0.8%
Communications	1.9%
Energy	2.2%
U.S. Treasury Obligations	3.5%
Money Market	3.7%
Industrials	13.1%
Utilities	13.1%
Health Care	24.3%
Technology	39.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 3.500%, 11/28/25	3.5%
Akamai Technologies, Inc., 0.250%, 05/15/33	2.6%
Bridgebio Pharma, Inc., 1.750%, 03/01/31	2.6%
Tetra Tech, Inc., 2.250%, 08/15/28	2.3%
Cloudflare, Inc., 0.000%, 06/15/30	2.3%
FirstEnergy Corporation, 4.000%, 05/01/26	2.3%
Alliant Energy Corporation, 3.250%, 05/30/28	2.2%
Super Micro Computer, Inc., 0.000%, 06/15/30	2.2%
Dropbox, Inc., 0.000%, 03/01/28	2.2%
DigitalOcean Holdings, Inc., 0.000%, 08/15/30	2.2%

Short Sector Weighting (% of net assets)

Value	Value
Communications	-1.1%
Energy	-2.1%
Industrials	-5.6%
Utilities	-6.1%
Health Care	-10.2%
Technology	-19.7%

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Miller Market Neutral Income Fund - Class I (MMNIX)

Annual Shareholder Report - October 31, 2025

Additional information is available on the Fund's website (www.millerfamilyoffunds.com/funddocuments), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-MMNIX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that Daniel Manzer is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Manzer is independent for purposes of this Item 3.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 - $138,600
2024 –$110,250

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

2025 - None
2024 - None

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 - $20,400
2024 –$19,440

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended October 31, 2025 and 2024, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended October 31, 2025 and 2024, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Miller Convertible Bond Fund
Miller Intermediate Bond Fund
MILLER MARKET NEUTRAL INCOME FUND

Annual Financial Statements

AND ADDITIONAL INFORMATION

October 31, 2025

877- 441- 4434
www.MillerFamilyofFunds.com

Investment Advisor
Wellesley Asset Management, Inc.
100 Market Street, Suite 203
Portsmouth, NH 03801
781-416-4000

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Miller Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC. Member FINRA

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS
October 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 98.9%
	AEROSPACE & DEFENSE — 1.9%
10,000,000	Boeing Company - Bank of America Finance, LLC Synthetic(d)	5.0000	05/27/27	$10,381,000

	ASSET MANAGEMENT — 4.3%
12,000,000	Capital Southwest Corporation	5.1250	11/15/29	11,738,682
12,000,000	Gladstone Capital Corporation	5.8750	10/01/30	11,584,439
				23,323,121
	AUTOMOTIVE — 2.9%
15,000,000	Ford Motor Company(a)	(12.2300)	03/15/26	15,710,793

	BIOTECH & PHARMA — 11.2%
12,000,000	AbbVie, Inc. - JPMorgan Chase Financial Company, LLC Synthetic(d)	5.2200	04/26/28	13,384,800
12,000,000	Alnylam Pharmaceuticals, Inc.(a),(b)	(0.0200)	09/15/28	12,008,443
15,000,000	Amphastar Pharmaceuticals, Inc.	2.0000	03/15/29	13,543,951
1,000,000	BioMarin Pharmaceutical, Inc.	1.2500	05/15/27	952,030
5,200,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(d)	1.7920	06/30/27	5,837,000
2,800,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(d)	1.5470	10/25/27	2,884,280
12,000,000	Merck & Co., Inc. - Goldman Sachs Financial Corp. Synthetic(d)	1.5700	02/24/28	11,884,800
1,000,000	Merck & Co., Inc. - UBS AG Synthetic(a)	1.7721	05/25/28	1,007,200
				61,502,504
	COMMERCIAL SUPPORT SERVICES — 0.9%
5,000,000	Alarm.com Holdings, Inc.	2.2500	06/01/29	4,710,570

	ELECTRIC UTILITIES — 6.2%
11,000,000	Alliant Energy Corporation(b)	3.2500	05/30/28	11,370,139
6,000,000	FirstEnergy Corporation	4.0000	05/01/26	6,257,251
1,000,000	FirstEnergy Corporation(b)	3.6250	01/15/29	1,067,209
15,000,000	PG&E Corporation	4.2500	12/01/27	15,425,813
				34,120,412
	HOME CONSTRUCTION — 2.7%
15,000,000	Meritage Homes Corporation	1.7500	05/15/28	14,941,145

	HOUSEHOLD PRODUCTS — 2.2%
13,000,000	Spectrum Brands, Inc.	3.3750	06/01/29	12,129,775

The accompanying notes are an integral part of these financial statements.

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 98.9% (Continued)
	INSURANCE — 4.9%
14,000,000	Everest Group Ltd. - Goldman Sachs Finance Corp. Synthetic(d)	4.3804	01/07/28	$13,421,800
7,000,000	Fairfax Financial Holdings Limited - Bank of Montreal Synthetic(b),(d)	4.4950	07/08/27	6,696,200
6,000,000	Fairfax Financial Holdings Limited - Bank of Montreal Synthetic(b),(d)	4.6000	06/28/27	5,767,200
1,000,000	Fairfax Financial Holdings Limited - Bank of Montreal Synthetic(b),(d)	4.6500	06/27/28	951,600
				26,836,800
	INTERNET MEDIA & SERVICES — 10.9%
6,000,000	Alphabet, Inc. - UBS AG Synthetic(d)	5.8400	09/25/26	10,203,000
18,000,000	Amazon.com, Inc. - Nomura Holdings, Inc. Synthetic(d)	4.8600	02/24/27	18,514,800
10,000,000	Lyft, Inc.	0.6250	03/01/29	12,440,253
6,000,000	Spotify USA, Inc.(a)	(61.2000)	03/15/26	7,755,634
9,000,000	Uber Technologies, Inc.(a)	(132.3800)	12/15/25	10,755,383
				59,669,070
	LEISURE / ENTERTAINMENT — 0.2%
1,000,000	Walt Disney Company - Barclays Bank PLC Synthetic(a),(d)	0.4200	03/02/26	998,600

	LEISURE FACILITIES & SERVICES — 1.6%
10,000,000	DraftKings, Inc.(a)	4.9700	03/15/28	8,914,305

	LEISURE PRODUCTS — 5.8%
1,000,000	LCI Industries	1.1250	05/15/26	981,713
14,000,000	LCI Industries(b)	3.0000	03/01/30	15,041,222
17,000,000	Winnebago Industries, Inc.	3.2500	01/15/30	15,608,666
				31,631,601
	MACHINERY — 6.0%
9,000,000	Caterpillar, Inc. - Canadian Imperial Bank of Commerce Synthetic(d)	4.5700	05/19/27	12,073,500
4,000,000	Cummins, Inc. - Barclays Bank PLC Synthetic(d)	4.9100	02/12/26	5,920,000
15,000,000	Deere & Company - Bank of America Finance LLC Synthetic(d)	4.2900	05/18/28	14,571,000
				32,564,500
	MEDICAL EQUIPMENT & DEVICES — 5.1%
12,000,000	Haemonetics Corporation	2.5000	06/01/29	11,230,104
1,000,000	LeMaitre Vascular, Inc.(b)	2.5000	02/01/30	1,026,369
8,000,000	LivaNova plc	2.5000	03/15/29	8,660,399

The accompanying notes are an integral part of these financial statements.

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 98.9% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 5.1% (Continued)
7,000,000	Omnicell, Inc.(b)	1.0000	12/01/29	$6,697,124
				27,613,996
	OIL & GAS — 2.1%
12,000,000	Schlumberger Limited - Royal Bank of Canada Synthetic(d)	4.6400	09/25/27	11,614,800

	SEMICONDUCTORS — 10.6%
7,000,000	NVIDIA Corporation - Barclays Bank PLC Synthetic(d)	4.9100	11/29/27	7,860,300
8,000,000	NVIDIA Corporation - Morgan Stanley Finance, LLC Synthetic(d)	4.6727	11/24/27	8,980,000
13,000,000	ON Semiconductor Corporation	0.5000	03/01/29	12,077,368
14,000,000	Synaptics, Inc.(b)	0.7500	12/01/31	14,146,670
16,000,000	Vishay Intertechnology, Inc.	2.2500	09/15/30	14,947,621
				58,011,959
	SOFTWARE — 7.8%
15,000,000	Akamai Technologies, Inc.	1.1250	02/15/29	14,179,126
8,000,000	Box, Inc.	1.5000	09/15/29	8,077,063
7,000,000	Datadog, Inc.(a),(b)	(1.4500)	12/01/29	7,431,279
1,000,000	Five9, Inc.	1.0000	03/15/29	892,934
11,000,000	Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic(d)	4.8900	02/03/27	12,138,500
				42,718,902
	TECHNOLOGY HARDWARE — 2.7%
15,000,000	Avnet, Inc.(b)	1.7500	09/01/30	14,816,770

	TECHNOLOGY SERVICES — 7.5%
16,000,000	Euronet Worldwide, Inc.(b)	0.6250	10/01/30	14,535,494
13,000,000	Global Payments, Inc.	1.5000	03/01/31	11,730,479
15,000,000	Shift4 Payments, Inc.	0.5000	08/01/27	14,775,014
				41,040,987
	TRANSPORTATION EQUIPMENT — 1.4%
7,500,000	Greenbrier Companies, Inc.	2.8750	04/15/28	7,798,843

	TOTAL CONVERTIBLE BONDS (Cost $520,391,336)			541,050,453

The accompanying notes are an integral part of these financial statements.

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.1%
	MONEY MARKET FUNDS - 0.1%
459,955	BlackRock Liquidity Funds T-Fund, Institutional Class, 3.94% (Cost $459,955)(c)	$459,955

	TOTAL INVESTMENTS - 99.0% (Cost $520,851,291)	$541,510,408
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%	5,299,688
	NET ASSETS - 100.0%	$546,810,096

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Zero coupon bond; rate disclosed is the effective yield as of October 31,2025.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025 the total market value of 144A securities is $111,555,718 or 20.4% of net assets.

(c)	Rate disclosed is the seven-day effective yield as of October 31, 2025.

(d)	Interest rate represents the comparable yield on the contingent payment debt instrument. See note 2.

The accompanying notes are an integral part of these financial statements.

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
October 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 74.8%
	AEROSPACE & DEFENSE — 1.1%
2,000,000	Boeing Company - Bank of America Finance, LLC Synthetic(d)	5.0000	05/27/27	$2,076,200

	ASSET MANAGEMENT — 3.1%
3,000,000	Capital Southwest Corporation	5.1250	11/15/29	2,934,670
2,800,000	Gladstone Capital Corporation	5.8750	10/01/30	2,703,036
				5,637,706
	AUTOMOTIVE — 2.3%
4,000,000	Ford Motor Company(a)	(12.2300)	03/15/26	4,189,545

	BIOTECH & PHARMA — 9.5%
2,500,000	AbbVie, Inc. - JPMorgan Chase Financial Company, LLC Synthetic(d)	5.2200	04/26/28	2,788,500
3,500,000	Alnylam Pharmaceuticals, Inc.(a),(b)	(0.0200)	09/15/28	3,502,462
5,000,000	Amphastar Pharmaceuticals, Inc.	2.0000	03/15/29	4,514,651
3,000,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(d)	1.5470	10/25/27	3,090,300
3,700,000	Merck & Co., Inc. - Goldman Sachs Financial Corp. Synthetic(a),(d)	1.5700	02/24/28	3,664,480
				17,560,393
	ELECTRIC UTILITIES — 5.7%
2,000,000	Alliant Energy Corporation(b)	3.2500	05/30/28	2,067,298
3,000,000	FirstEnergy Corporation(b)	3.6250	01/15/29	3,201,628
5,000,000	PG&E Corporation	4.2500	12/01/27	5,141,938
				10,410,864
	HOME CONSTRUCTION — 2.4%
4,500,000	Meritage Homes Corporation	1.7500	05/15/28	4,482,343

	HOUSEHOLD PRODUCTS — 2.0%
4,000,000	Spectrum Brands, Inc.	3.3750	06/01/29	3,732,238

	INSURANCE — 4.3%
4,700,000	Everest Group Ltd. - Goldman Sachs Finance Corp. Synthetic (d)	4.3804	01/07/28	4,505,890
3,500,000	Fairfax Financial Holdings Limited - Bank of Montreal Synthetic(b),(d)	4.4950	07/08/27	3,348,100
				7,853,990
	INTERNET MEDIA & SERVICES — 6.0%
6,000,000	Amazon.com, Inc. - Nomura Holdings, Inc. Synthetic(d)	4.8600	02/24/27	6,171,600

The accompanying notes are an integral part of these financial statements.

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 74.8% (Continued)
	INTERNET MEDIA & SERVICES — 6.0% (Continued)
2,000,000	Lyft, Inc.	(5.8900)	03/01/29	$2,488,051
2,000,000	Uber Technologies, Inc.(a)	(132.3800)	12/15/25	2,390,085
				11,049,736
	LEISURE FACILITIES & SERVICES — 1.9%
4,000,000	DraftKings, Inc.(a)	4.9700	03/15/28	3,565,722

	LEISURE PRODUCTS — 4.4%
3,200,000	LCI Industries(b)	3.0000	03/01/30	3,437,994
5,000,000	Winnebago Industries, Inc.	3.2500	01/15/30	4,590,784
				8,028,778
	MACHINERY — 4.2%
2,500,000	Caterpillar, Inc. - Canadian Imperial Bank of Commerce Synthetic(d)	4.5700	05/19/27	3,353,750
4,500,000	Deere & Company - Bank of America Finance LLC Synthetic(d)	4.2900	05/18/28	4,371,300
				7,725,050
	MEDICAL EQUIPMENT & DEVICES — 4.8%
4,500,000	Haemonetics Corporation	2.5000	06/01/29	4,211,289
2,500,000	LivaNova plc	2.5000	03/15/29	2,706,375
2,000,000	Omnicell, Inc.(b)	1.0000	12/01/29	1,913,464
				8,831,128
	OIL & GAS — 2.1%
4,000,000	Schlumberger Limited - Royal Bank of Canada Synthetic(d)	4.6400	09/25/27	3,871,600

	SEMICONDUCTORS — 7.9%
4,700,000	NVIDIA Corporation - Bank of Montreal Synthetic(d)	4.9000	11/22/27	5,371,630
4,800,000	ON Semiconductor Corporation	0.5000	03/01/29	4,459,336
5,000,000	Vishay Intertechnology, Inc.	2.2500	09/15/30	4,671,131
				14,502,097
	SOFTWARE — 5.6%
4,000,000	Akamai Technologies, Inc.	1.1250	02/15/29	3,781,100
2,500,000	Datadog, Inc.(a),(b)	(1.4500)	12/01/29	2,654,028
3,500,000	Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic(d)	4.8900	02/03/27	3,862,250
				10,297,378

The accompanying notes are an integral part of these financial statements.

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 74.8% (Continued)
	TECHNOLOGY HARDWARE — 2.1%
4,000,000	Avnet, Inc.(b)	1.7500	09/01/30	$3,951,139

	TECHNOLOGY SERVICES — 5.4%
3,500,000	Euronet Worldwide, Inc.(b)	0.6250	10/01/30	3,179,639
4,200,000	Global Payments, Inc.	1.5000	03/01/31	3,789,847
3,000,000	Shift4 Payments, Inc.	0.5000	08/01/27	2,955,003
				9,924,489
	TOTAL CONVERTIBLE BONDS (Cost $134,233,631)			137,690,396

	CORPORATE BONDS — 22.5%
	BIOTECH & PHARMA — 3.8%
2,000,000	Amgen, Inc.	2.6000	08/19/26	1,977,248
5,000,000	Pfizer Investment Enterprises Pte Ltd.	4.4500	05/19/26	5,008,155
				6,985,403
	DIVERSIFIED INDUSTRIALS — 2.7%
5,000,000	3M Company	2.2500	09/19/26	4,926,580

	HOUSEHOLD PRODUCTS — 3.2%
4,800,000	Colgate-Palmolive Company	4.8000	03/02/26	4,812,815
1,000,000	Procter & Gamble Company	2.4500	11/03/26	987,110
				5,799,925
	INSURANCE — 2.7%
5,000,000	Berkshire Hathaway, Inc.	3.1250	03/15/26	4,984,438

	LEISURE FACILITIES & SERVICES — 0.5%
1,000,000	McDonald’s Corporation	3.5000	03/01/27	992,916

	RETAIL - DISCRETIONARY — 2.7%
5,000,000	Home Depot, Inc.	3.0000	04/01/26	4,984,751

	SEMICONDUCTORS — 0.5%
1,000,000	Broadcom Corp / Broadcom Cayman Finance Ltd.	3.5000	01/15/28	990,051

The accompanying notes are an integral part of these financial statements.

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 22.5% (Continued)
	SOFTWARE — 0.5%
1,000,000	Oracle Corporation	3.2500	11/15/27	$981,297

	TECHNOLOGY HARDWARE — 3.2%
5,000,000	Apple, Inc.	2.9000	09/12/27	4,921,110
1,000,000	Cisco Systems, Inc.	2.5000	09/20/26	988,535
				5,909,645
	TELECOMMUNICATIONS — 2.7%
4,900,000	Verizon Communications, Inc.	0.8500	11/20/25	4,891,860

	TOTAL CORPORATE BONDS (Cost $41,466,806)			41,446,866

Shares
	SHORT-TERM INVESTMENTS — 2.3%
	MONEY MARKET FUNDS - 2.3%
4,192,090	BlackRock Liquidity Funds T-Fund, Institutional Class, 3.94% (Cost $4,192,090)(c)			4,192,090

	TOTAL INVESTMENTS - 99.6% (Cost $179,892,527)			$183,329,352
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%			699,047
	NET ASSETS - 100.0%			$184,028,399

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Zero coupon bond; Rate disclosed is the effective yield as of October 31, 2025.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025 the total market value of 144A securities is $27,255,752 or 14.8% of net assets.

(c)	Rate disclosed is the seven-day effective yield as of October 31, 2025.

(d)	Interest rate represents the comparable yield on the contingent payment debt instrument. See note 2.

The accompanying notes are an integral part of these financial statements.

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares				Fair Value
	COMMON STOCKS — 0.8%
	BIOTECH & PHARMA - 0.8%
13,300	Halozyme Therapeutics, Inc.(a)			$867,027

	TOTAL COMMON STOCKS (Cost $885,514)			867,027

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CONVERTIBLE BONDS — 93.9%
	BIOTECH & PHARMA — 10.2%
2,000,000	Alnylam Pharmaceuticals, Inc.(b),(c),(f)	(0.0200)	09/15/28	2,001,407
1,500,000	Amphastar Pharmaceuticals, Inc. (f)	2.0000	03/15/29	1,354,395
2,000,000	Bridgebio Pharma, Inc.(b),(f)	1.7500	03/01/31	3,033,319
2,000,000	Collegium Pharmaceutical, Inc. (f)	2.8750	02/15/29	2,406,489
1,500,000	Dynavax Technologies Corporation(b),(f)	2.0000	03/15/30	1,412,351
1,700,000	Immunocore Holdings plc(f)	2.5000	02/01/30	1,516,999
				11,724,960
	COMMERCIAL SUPPORT SERVICES — 1.4%
1,750,000	Alarm.com Holdings, Inc. (f)	2.2500	06/01/29	1,648,700

	ELECTRIC UTILITIES — 13.0%
2,500,000	Alliant Energy Corporation(b),(f)	3.2500	05/30/28	2,584,123
2,000,000	CenterPoint Energy, Inc.(b)	3.0000	08/01/28	2,033,134
1,500,000	Duke Energy Corporation(f)	4.1250	04/15/26	1,616,309
2,500,000	FirstEnergy Corporation	4.0000	05/01/26	2,607,187
2,000,000	PG&E Corporation(f)	4.2500	12/01/27	2,056,775
2,000,000	PPL Capital Funding, Inc. (f)	2.8750	03/15/28	2,270,349
1,500,000	WEC Energy Group, Inc.	4.3750	06/01/27	1,767,692
				14,935,569
	ELECTRICAL EQUIPMENT — 4.4%
1,406,000	Bloom Energy Corporation(b),(c)	(0.3200)	11/15/30	1,429,077
1,750,000	Itron, Inc. (f)	1.3750	07/15/30	1,804,881
1,200,000	Mirion Technologies, Inc.(b)	0.2500	06/01/30	1,732,649
				4,966,607
	ENGINEERING & CONSTRUCTION — 3.7%
1,250,000	Fluor Corporation(f)	1.1250	08/15/29	1,612,412
2,500,000	Tetra Tech, Inc.	2.2500	08/15/28	2,670,082
				4,282,494

The accompanying notes are an integral part of these financial statements

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 93.9% (Continued)
	HOUSEHOLD PRODUCTS — 0.8%
1,000,000	Oddity Finance, LLC(b),(c)	2.6700	06/15/30	$885,373

	INTERNET MEDIA & SERVICES — 1.9%
2,000,000	DoorDash, Inc.(b),(c),(f)	(2.1800)	05/15/30	2,210,400

	MACHINERY — 1.6%
2,000,000	JBT Marel Corporation(b)	0.3750	09/15/30	1,867,153

	MEDICAL EQUIPMENT & DEVICES — 13.4%
2,000,000	Enovis Corporation	3.8750	10/15/28	1,999,852
1,500,000	Haemonetics Corporation(f)	2.5000	06/01/29	1,403,763
2,500,000	Integer Holdings Corporation(b),(f)	1.8750	03/15/30	2,166,181
1,750,000	LeMaitre Vascular, Inc.(b),(f)	2.5000	02/01/30	1,796,145
1,500,000	LivaNova plc(f)	2.5000	03/15/29	1,623,825
2,000,000	Merit Medical Systems, Inc.(b)	3.0000	02/01/29	2,420,864
2,000,000	Omnicell, Inc.(b)	1.0000	12/01/29	1,913,464
2,000,000	Repligen Corporation(f)	1.0000	12/15/28	2,119,452
				15,443,546
	RENEWABLE ENERGY — 2.2%
1,850,000	Array Technologies, Inc.(b),(f)	2.8750	07/01/31	2,492,568

	SEMICONDUCTORS — 6.4%
2,170,000	Cohu, Inc.(b),(f)	1.5000	01/15/31	2,444,153
1,500,000	MACOM Technology Solutions Holdings, Inc.(b),(c)	(2.5600)	12/15/29	1,669,639
1,500,000	MKS, Inc.	1.2500	06/01/30	1,798,742
1,125,000	Nova Ltd.(b),(c)	(4.9500)	09/15/30	1,440,695
				7,353,229
	SOFTWARE — 26.2%
3,000,000	Akamai Technologies, Inc.(b), (f)	0.2500	05/15/33	3,036,033
1,750,000	BlackLine, Inc. (f)	1.0000	06/01/29	1,881,788
1,750,000	Box, Inc. (f)	1.5000	09/15/29	1,766,857
2,100,000	Cloudflare, Inc.(b),(c), (f)	(4.6900)	06/15/30	2,621,630

The accompanying notes are an integral part of these financial statements

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 93.9% (Continued)
	SOFTWARE — 26.2% (Continued)
2,000,000	Commvault Systems, Inc.(b),(c),(f)	1.8500	09/15/30	$1,828,673
1,600,000	CyberArk Software Ltd.(b),(c),(f)	(5.7300)	06/15/30	1,869,846
2,040,000	DigitalOcean Holdings, Inc.(b),(c),(f)	(4.5600)	08/15/30	2,551,773
2,500,000	Dropbox, Inc.(c),(f)	(0.8900)	03/01/28	2,552,486
2,000,000	Guidewire Software, Inc.(b),(f)	1.2500	11/01/29	2,368,138
1,200,000	Life360, Inc.(b),(c)	(6.9000)	06/01/30	1,665,491
2,000,000	Progress Software Corporation	3.5000	03/01/30	2,031,171
2,000,000	Tyler Technologies, Inc.	0.2500	03/15/26	2,091,354
2,000,000	Wix.com Ltd.(b),(c)	0.1600	09/15/30	1,984,305
1,760,000	Zscaler, Inc.(b),(c)	(1.1800)	07/15/28	1,817,397
				30,066,942
	TECHNOLOGY HARDWARE — 3.9%
2,000,000	Avnet, Inc.(b),(f)	1.7500	09/01/30	1,975,569
2,167,000	Super Micro Computer, Inc.(b),(c)	(3.4800)	06/15/30	2,553,202
				4,528,771
	TECHNOLOGY SERVICES — 2.7%
1,500,000	Global Payments, Inc. (f)	1.5000	03/01/31	1,353,517
1,500,000	Parsons Corporation	2.6250	03/01/29	1,710,798
				3,064,315
	TRANSPORTATION & LOGISTICS — 1.2%
1,250,000	World Kinect Corporation	3.2500	07/01/28	1,388,206

	TRANSPORTATION EQUIPMENT — 0.9%
1,000,000	Greenbrier Companies, Inc. (f)	2.8750	04/15/28	1,039,846

	TOTAL CONVERTIBLE BONDS (Cost $102,517,736)			107,898,679

	U.S. GOVERNMENT & AGENCIES — 3.4%
	U.S. TREASURY BILLS — 3.4%
4,000,000	United States Treasury Bill(c),(f)	3.5000	11/28/25	3,989,280

The accompanying notes are an integral part of these financial statements

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

					Fair Value
	U.S. GOVERNMENT & AGENCIES — 3.5% (Continued)
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $3,988,835)				$3,989,280

Shares
	SHORT-TERM INVESTMENTS — 3.7%
	MONEY MARKET FUNDS - 3.7%
4,225,291	BlackRock Liquidity Funds T-Fund, Institutional Class, 3.94%(d)				4,225,291
	TOTAL MONEY MARKET FUNDS (Cost $4,225,291)				4,225,291

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,225,291)				4,225,291

Contracts(e)		Expiration Date	Exercise Price	Notional Value
	INDEX OPTIONS PURCHASED(a) - 0.2%
	PUT OPTIONS PURCHASED - 0.2%
23	S&P 500 Index SPXW US 12/31/25 P6575	12/31/2025	$6,575	$4,498,600	$195,615
	TOTAL PUT OPTIONS PURCHASED (Cost - $162,840)

	TOTAL INDEX OPTIONS PURCHASED (Cost - $162,840)				195,615

	TOTAL INVESTMENTS - 102.0% (Cost $111,780,216)				$117,175,892
	SECURITIES SOLD SHORT – (44.8)% (Proceeds - $48,429,492)				(51,468,303)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 42.8%				49,160,162
	NET ASSETS - 100.0%				$114,867,751

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

The accompanying notes are an integral part of these financial statements

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF SECURITIES SOLD SHORT
October 31, 2025

Shares		Fair Value
	COMMON STOCKS(a) — (42.4)%
	BIOTECH & PHARMA - (4.2)%
(1,550)	Alnylam Pharmaceuticals, Inc.	$(706,862)
(8,300)	Amphastar Pharmaceuticals, Inc.	(211,650)
(33,100)	Bridgebio Pharma, Inc.	(2,073,384)
(35,600)	Collegium Pharmaceutical, Inc.	(1,281,600)
(37,000)	Dynavax Technologies Corporation	(379,620)
(6,300)	Immunocore Holdings plc - ADR	(208,467)
		(4,861,583)
	ELECTRIC UTILITIES - (6.1)%
(13,200)	Alliant Energy Corporation	(882,024)
(17,100)	CenterPoint Energy, Inc.	(653,904)
(8,800)	Duke Energy Corporation	(1,093,840)
(26,300)	FirstEnergy Corporation	(1,205,329)
(28,500)	PG&E Corporation	(454,860)
(40,500)	PPL Corporation	(1,479,060)
(11,300)	WEC Energy Group, Inc.	(1,262,549)
		(7,031,566)
	ELECTRICAL EQUIPMENT - (2.7)%
(6,700)	Alarm.com Holdings, Inc.	(329,774)
(5,100)	Bloom Energy Corporation, Class A	(674,016)
(8,000)	Itron, Inc.	(802,640)
(41,900)	Mirion Technologies, Inc.(f)	(1,230,603)
		(3,037,033)
	ENGINEERING & CONSTRUCTION - (1.7)%
(19,300)	Fluor Corporation	(941,261)
(32,000)	Tetra Tech, Inc.	(1,023,360)
		(1,964,621)
	INTERNET MEDIA & SERVICES - (1.1)%
(4,700)	DoorDash, Inc., Class A	(1,195,539)

	MACHINERY - (0.9)%
(12,000)	Enovis Corporation	(374,880)
(5,500)	John Bean Technologies Corporation	(693,550)
		(1,068,430)

The accompanying notes are an integral part of these financial statements

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — (42.4)% (Continued)
	MEDICAL EQUIPMENT & DEVICES - (3.6)%
(3,800)	Haemonetics Corporation	$(190,038)
(5,100)	Integer Holdings Corporation	(329,307)
(8,200)	LeMaitre Vascular, Inc.	(710,202)
(12,400)	LivaNova plc	(652,612)
(15,600)	Merit Medical Systems, Inc.	(1,365,624)
(5,500)	Repligen Corporation	(819,830)
		(4,067,613)
	OIL & GAS PRODUCERS - (0.6)%
(27,900)	World Kinect Corporation	(721,215)

	RENEWABLE ENERGY - (1.5)%
(197,200)	Array Technologies, Inc.	(1,707,752)

	SEMICONDUCTORS - (3.6)%
(58,300)	Cohu, Inc.	(1,386,957)
(5,775)	MACOM Technology Solutions Holdings, Inc.	(855,451)
(6,600)	MKS, Inc.	(948,486)
(2,800)	Nova Ltd.	(964,992)
		(4,155,886)
	SOFTWARE - (13.3)%
(20,100)	Akamai Technologies, Inc.	(1,509,510)
(15,000)	Blackline, Inc.	(858,750)
(21,800)	Box, Inc., Class A	(699,562)
(6,100)	Cloudflare, Inc., Class A	(1,545,130)
(5,050)	CommVault Systems, Inc.	(703,061)
(40,700)	DigitalOcean Holdings, Inc.	(1,654,862)
(26,800)	Dropbox, Inc., Class A	(777,200)
(5,800)	Guidewire Software, Inc.	(1,355,112)
(12,300)	Life360, Inc.	(1,214,133)
(6,600)	Oddity Tech Ltd.	(298,650)
(15,800)	Omnicell, Inc.	(530,406)
(5,200)	Palo Alto Networks, Inc.	(1,145,248)
(13,200)	Progress Software Corporation	(562,848)
(1,940)	Tyler Technologies, Inc.	(923,944)

The accompanying notes are an integral part of these financial statements

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — (42.4)% (Continued)
	SOFTWARE - (13.3)% (Continued)
(5,950)	Wix.com Ltd.	$(865,963)
(2,000)	Zscaler, Inc.	(662,280)
		(15,306,659)
	TECHNOLOGY HARDWARE - (1.9)%
(11,700)	Avnet, Inc.	(566,865)
(30,000)	Super Micro Computer, Inc.	(1,558,800)
		(2,125,665)
	TECHNOLOGY SERVICES - (0.9)%
(4,200)	Global Payments, Inc.	(326,592)
(9,150)	Parsons Corporation	(760,731)
		(1,087,323)
	TRANSPORTATION EQUIPMENT - (0.3)%
(8,800)	Greenbrier Companies, Inc.	(367,576)

	TOTAL COMMON STOCKS (Proceeds $45,631,747)	(48,698,461)

Principal
Amount ($)		Coupon Rate %	Maturity
	CONVERTIBLE BONDS — -(2.4%)
	BIOTECH & PHARMA — -(2.4%)
(2,500,000)	Halozyme Therapeutics, Inc.	0.2500	03/01/27	(2,769,842)

	TOTAL CONVERTIBLE BONDS (Proceeds - 2,797,745)			(2,769,842)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $48,429,492)			$(51,468,303)

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025 the total market value of 144A securities is $59,804,753 or 52.1% of net assets.

(c)	Zero coupon bond.

(d)	Rate disclosed is the seven-day effective yield as of October 31, 2025.

(e)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(f)	All or a portion of this security is segregated as collateral for the line of credit as of October 31,2025; total fair value amount of collateral was $54,958,926.

The accompanying notes are an integral part of these financial statements

Miller Funds
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025

	Miller	Miller	Miller
	Convertible	Intermediate	Market Neutral
	Bond Fund	Bond Fund	Income Fund
Assets:
Investments in Securities at Cost	$520,851,291	$179,892,527	$111,780,216
Investments in Securities at Fair Value	$541,510,408	$183,329,352	$117,175,892
Cash	—	—	53,240,046
Receivable for Securities Sold	7,085,391	—	21,997
Interest Receivable	2,016,339	812,990	621,299
Receivable for Fund Shares Sold	72,605	57,156	131,075
Prepaid Expenses and Other Assets	91,345	20,093	4,053
Total Assets	550,776,088	184,219,591	171,194,362

Liabilities:
Securities Sold Short (Proceeds of $0, $0, and $48,429,492)	—	—	51,468,303
Payable for Securities Purchased	2,344,000	—	4,548,197
Payable for Fund Shares Redeemed	991,146	14,163	203,364
Accrued Advisory Fees	349,291	100,646	43,557
Interest Payable	—	—	7,013
Accrued Distribution Fees	33,878	—	—
Accrued Income Payable	—	—	7,757
Accrued Expenses and Other Liabilities	247,677	76,383	48,420
Total Liabilities	3,965,992	191,192	56,326,611

Net Assets	$546,810,096	$184,028,399	$114,867,751

Composition of Net Assets:
At October 31, 2025, Net Assets consisted of:
Paid-in-Capital	$579,097,082	$180,214,528	$109,651,615
Accumulated Earnings (Deficits)	(32,286,986)	3,813,871	5,216,136
Net Assets	$546,810,096	$184,028,399	$114,867,751

Net Asset Value Per Share
Class A Shares
Net Assets	$32,932,000
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	2,534,487
Net Asset Value and Redemption Price per Share	$12.99
Maximum Offering Price Per Share (Includes a Maximum Sales Charge of 3.75%)	$13.50

Class I Shares
Net Assets	$491,088,824	$184,028,399	$114,867,751
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	37,916,421	10,959,236	10,293,790
Net Asset Value, Offering and Redemption Price per Share	$12.95	$16.79	$11.16

Class C Shares
Net Assets	$22,789,272
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	1,780,068
Net Asset Value, Offering and Redemption Price per Share	$12.80

The accompanying notes are an integral part of these financial statements.

Miller Funds
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2025

	Miller	Miller	Miller
	Convertible	Intermediate	Market Neutral
	Bond Fund	Bond Fund	Income Fund
Investment Income:
Interest Income	$11,798,665	$5,516,239	$2,342,698
Total Investment Income	11,798,665	5,516,239	2,342,698

Expenses:
Investment Advisory Fees	4,490,706	1,498,344	746,112
Distribution Fees (Class A)	187,538	—	—
Distribution Fees (Class C)	262,986	—	—
Third Party Administrative Services Fees	527,505	216,252	65,628
Administration Fees	245,571	100,764	66,016
Trustees’ Fees	171,121	54,513	14,429
Transfer Agent Fees	162,064	46,479	36,610
Audit Fees	157,461	54,409	27,957
Dividend/interest expense on securities sold short	—	—	142,748
Registration and Filing Fees	73,606	34,305	22,755
Custodian Fees	73,271	24,525	11,747
Printing Expense	67,303	20,902	2,181
Legal Fees	54,508	18,520	6,268
Chief Compliance Officer Fees	41,446	13,813	3,390
Insurance Expense	38,888	12,685	2,892
Interest Expense	—	—	72,318
Miscellaneous Expenses	51,029	15,592	8,334
Total Expenses	6,605,003	2,111,103	1,229,385
Less: Fees Waived by Adviser	—	(133,869)	(235,601)
Net Expenses	6,605,003	1,977,234	993,784
Net Investment Income	5,193,662	3,539,005	1,348,914

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	33,083,781	12,980,928	3,851,258
Short Sales	—	—	(1,136,465)
Total Net Realized Gain	33,083,781	12,980,928	2,714,793

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(8,017,630)	(4,699,724)	4,182,121
Options Purchased	—	—	32,775
Short Sales	—	—	(2,519,188)
Total Net Change in Unrealized Appreciation (Depreciation)	(8,017,630)	(4,699,724)	1,695,708
Net Realized and Unrealized Gain on Investments	25,066,151	8,281,204	4,410,501

Net Increase in Net Assets Resulting From Operations	$30,259,813	$11,820,209	$5,759,415

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	October 31, 2025	October 31, 2024
Operations:
Net Investment Income	$5,193,662	$7,764,040
Net Realized Gain on Investments	33,083,781	1,774,228
Net Change in Unrealized Appreciation (Depreciation) on Investments	(8,017,630)	74,308,304
Net Increase in Net Assets Resulting From Operations	30,259,813	83,846,572

Distributions to Shareholders From:
Total Distributions Paid
Class A ($0.48 and $0.45 per share, respectively)	(1,452,874)	(1,402,792)
Class I ($0.54 and $0.51 per share, respectively)	(22,836,947)	(24,140,407)
Class C ($0.42 and $0.38 per share, respectively)	(897,743)	(932,926)
Total Distributions to Shareholders	(25,187,564)	(26,476,125)

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued	3,133,366	7,375,419
Distributions Reinvested	1,336,789	1,289,197
Cost of Shares Redeemed	(11,920,698)	(8,938,520)
Total Class A Shares	(7,450,543)	(273,904)
Class I
Proceeds from Shares Issued	79,285,699	112,438,724
Distributions Reinvested	17,702,601	18,646,247
Cost of Shares Redeemed	(211,293,869)	(204,299,059)
Total Class I Shares	(114,305,569)	(73,214,088)
Class C
Proceeds from Shares Issued	1,538,217	1,404,611
Distributions Reinvested	819,348	865,899
Cost of Shares Redeemed	(8,716,145)	(7,141,786)
Total Class C Shares	(6,358,580)	(4,871,276)
Total Beneficial Interest Transactions	(128,114,692)	(78,359,268)

Decrease in Net Assets	(123,042,443)	(20,988,821)

Net Assets:
Beginning of Year	669,852,539	690,841,360
End of Year	$546,810,096	$669,852,539

SHARE ACTIVITY
Class A:
Shares Issued	244,420	576,669
Shares Reinvested	105,860	101,128
Shares Redeemed	(938,833)	(701,551)
Net decrease in shares of beneficial interest outstanding	(588,553)	(23,754)

Class I:
Shares Issued	6,321,433	8,875,930
Shares Reinvested	1,405,610	1,469,935
Shares Redeemed	(16,663,934)	(16,317,826)
Net decrease in shares of beneficial interest outstanding	(8,936,891)	(5,971,961)

Class C:
Shares Issued	121,831	111,025
Shares Reinvested	65,845	68,814
Shares Redeemed	(696,188)	(569,989)
Net decrease in shares of beneficial interest outstanding	(508,512)	(390,150)

The accompanying notes are an integral part of these financial statements.

Miller Intermediate Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	October 31, 2025	October 31, 2024
Operations:
Net Investment Income	$3,539,005	$3,792,698
Net Realized Gain on Investments	12,980,928	4,393,266
Net Change in Unrealized Appreciation (Depreciation) on Investments	(4,699,724)	14,578,149
Net Increase in Net Assets Resulting From Operations	11,820,209	22,764,113

Total Distributions Paid
Class I ($0.67 and $0.67 per share, respectively)	(8,172,004)	(7,613,622)
Total Distributions to Shareholders	(8,172,004)	(7,613,622)

Beneficial Interest Transactions:
Class I
Proceeds from Shares Issued	37,374,671	78,672,377
Distributions Reinvested	7,651,271	7,312,783
Cost of Shares Redeemed	(70,867,373)	(58,045,016)
Total Beneficial Interest Transactions	(25,841,431)	27,940,144

Increase (Decrease) in Net Assets	(22,193,226)	43,090,635

Net Assets:
Beginning of Year	206,221,625	163,130,990
End of Year	$184,028,399	$206,221,625

SHARE ACTIVITY
Class I:
Shares Issued	2,257,025	4,859,021
Shares Reinvested	465,381	453,590
Shares Redeemed	(4,283,700)	(3,626,624)
Net increase (decrease) in shares of beneficial interest outstanding	(1,561,294)	1,685,987

The accompanying notes are an integral part of these financial statements.

Miller Market Neutral Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year	Period*
	Ended	Ended
	October 31, 2025	October 31, 2024
Operations:
Net Investment Income	$1,348,914	$601,033
Net Realized Gain on Investments	2,714,793	595,273
Net Change in Unrealized Appreciation on Investments	1,695,708	661,157
Net Increase in Net Assets Resulting From Operations	5,759,415	1,857,463

Total Distributions Paid
Class I ($0.27 and $0.20 per share, respectively)	(1,981,768)	(431,381)
Total Distributions to Shareholders	(1,981,768)	(431,381)

Beneficial Interest Transactions:
Class I
Proceeds from Shares Issued	93,610,876	38,953,981
Distributions Reinvested	1,745,653	414,125
Cost of Shares Redeemed	(21,778,522)	(3,282,091)
Total Beneficial Interest Transactions	73,578,007	36,086,015

Increase in Net Assets	77,355,654	37,512,097

Net Assets:
Beginning of Period	37,512,097	—
End of Period	$114,867,751	$37,512,097

SHARE ACTIVITY
Class I:
Shares Issued	8,597,160	3,819,986
Shares Reinvested	164,320	40,014
Shares Redeemed	(2,009,532)	(318,158)
Net increase in shares of beneficial interest outstanding	6,751,948	3,541,842

*	For the period December 29, 2023 (commencement of operations) to October 31, 2024.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

	Class A
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$12.86	$11.82	$12.21	$14.53	$13.78
Increase (decrease) from operations:
Net investment income (loss) (a)	0.06	0.09	0.07	0.01	(0.05)
Net gain (loss) from securities (both realized and unrealized)	0.55	1.40	(0.12)	(1.29)	1.49
Total from operations	0.61	1.49	(0.05)	(1.28)	1.44

Distributions to shareholders from:
Net investment income	(0.48)	(0.45)	(0.34)	(0.43)	(0.64)
Net realized gain	—	—	—	(0.61)	(0.05)
Total distributions	(0.48)	(0.45)	(0.34)	(1.04)	(0.69)

Net Asset Value, End of Year	$12.99	$12.86	$11.82	$12.21	$14.53

Total Return (b)	4.87%	12.64%	(0.51)%	(9.45)%	10.54%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$32,932	$40,177	$37,208	$41,006	$40,582
Ratio of expenses to average net assets	1.53%	1.51%	1.49%	1.47%	1.46%
Ratio of net investment income (loss) to average net assets	0.44%	0.72%	0.59%	0.09%	(0.36)%
Portfolio turnover rate	114%	73%	75%	73%	98%

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

	Class I
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$12.82	$11.78	$12.18	$14.49	$13.75
Increase (decrease) from operations:
Net investment income (a)	0.12	0.15	0.13	0.08	0.02
Net gain (loss) from securities (both realized and unrealized)	0.55	1.40	(0.13)	(1.30)	1.49
Total from operations	0.67	1.55	—	(1.22)	1.51

Distributions to shareholders from:
Net investment income	(0.54)	(0.51)	(0.40)	(0.48)	(0.72)
Net realized gain	—	—	—	(0.61)	(0.05)
Total distributions	(0.54)	(0.51)	(0.40)	(1.09)	(0.77)

Net Asset Value, End of Year	$12.95	$12.82	$11.78	$12.18	$14.49

Total Return (b)	5.37%	13.23%	(0.10)%	(8.95)%	11.04%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$491,089	$600,642	$622,382	$764,478	$873,184
Ratio of expenses to average net assets	1.03%	1.02%	0.99%	0.97%	0.96%
Ratio of net investment income to average net assets	0.94%	1.22%	1.09%	0.57%	0.13%
Portfolio turnover rate	114%	73%	75%	73%	98%

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

	Class C
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$12.69	$11.67	$12.07	$14.38	$13.64
Increase (decrease) from operations:
Net investment income (loss) (a)	(0.01)	0.03	0.01	(0.06)	(0.13)
Net gain (loss) from securities (both realized and unrealized)	0.54	1.37	(0.13)	(1.27)	1.49
Total from operations	0.53	1.40	(0.12)	(1.33)	1.36

Distributions to shareholders from:
Net investment income	(0.42)	(0.38)	(0.28)	(0.37)	(0.57)
Net realized gain	—	—	—	(0.61)	(0.05)
Total distributions	(0.42)	(0.38)	(0.28)	(0.98)	(0.62)

Net Asset Value, End of Year	$12.80	$12.69	$11.67	$12.07	$14.38

Total Return (b)	4.29%	12.09%	(1.05)%	(9.82)%	9.99%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$22,789	$29,033	$31,251	$42,825	$60,040
Ratio of expenses to average net assets	2.03%	2.02%	1.99%	1.97%	1.96%
Ratio of net investment income (loss) to average net assets	(0.06)%	0.22%	0.09%	(0.45)%	(0.86)%
Portfolio turnover rate	114%	73%	75%	73%	98%

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Miller Intermediate Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

	Class I
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$16.47	$15.06	$15.34	$17.52	$16.64
Increase from operations:
Net investment income (a)	0.29	0.34	0.31	0.16	0.07
Net gain (loss) from securities (both realized and unrealized)	0.70	1.74	(0.07)	(1.34)	1.72
Total from operations	0.99	2.08	0.24	(1.18)	1.79

Distributions to shareholders from:
Net investment income	(0.67)	(0.67)	(0.52)	(0.49)	(0.91)
Net realized gain	—	—	—	(0.51)	—
Total distributions	(0.67)	(0.67)	(0.52)	(1.00)	(0.91)

Net Asset Value, End of Year	$16.79	$16.47	$15.06	$15.34	$17.52

Total Return (b)	6.17%	14.00%	1.48%	(7.08)%	10.83%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$184,028	$206,222	$163,131	$127,734	$127,660
Ratio of expenses to average net assets,
before reimbursement	1.06%	1.04%	0.98%	1.00%	0.98%
net of reimbursement	0.99%	0.99%	0.98%	0.95%	0.95%
Ratio of net investment income to average net assets	1.77%	2.08%	1.96%	1.00%	0.38%
Portfolio turnover rate	134%	115%	106%	79%	113%

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized. Had the adviser not absorbed a portion of the expenses or recaptured expenses during certain periods, total returns would have been lower or higher, respectively.

The accompanying notes are an integral part of these financial statements.

Miller Market Neutral Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year/period presented.

	Class I
	Year	Period*
	Ended October 31,	Ended October 31,
	2025	2024

Net Asset Value, Beginning of Year/Period	$10.59	$10.00
Increase from operations:
Net investment income (a)	0.24	0.28
Net gain from securities (both realized and unrealized)	0.79	0.51
Total from operations	1.03	0.79

Distributions to shareholders from:
Net investment income	(0.27)	(0.20)
Net realized gain	(0.19)	—
Total distributions	(0.46)	(0.20)

Net Asset Value, End of Year/Period	$11.16	$10.59

Total Return (b)	9.93%	7.98	% (e)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$114,868	$37,512
Ratio of expenses to average net assets,
before reimbursement	2.05%	2.17	% (c)(d)
net of reimbursement	1.66%	1.68	% (c)(d)
Ratio of net investment income to average net assets	2.25%	3.17	% (c)(d)
Portfolio turnover rate	467%	406	% (e)

*	Miller Market Neutral Income Fund Class I commenced operations on December 29, 2023.

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the year/period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized. Had the adviser not absorbed a portion of the expenses during certain periods, total returns would have been lower.

(c)	Ratio of expenses and net investment income to average net assets includes interest and dividend expenses of 0.36% and 0.38% of average net assets for the year/period ended October 31, 2025 and October 31, 2024, respectively.

(d)	Annualized.

(e)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Miller Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2025

1.	ORGANIZATION

The Miller Convertible Bond Fund (the “Convertible Bond Fund”), Miller Intermediate Bond Fund (the “Intermediate Bond Fund”), and Miller Market Neutral Income Fund (the “Market Neutral Fund”), referred to collectively, as the “Funds”, are separate series of the Miller Investment Trust (the “Trust”), a Delaware statutory trust organized on September 28, 2007. The Trust is registered as an open-end management investment company. The Funds are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. Convertible Bond Fund’s primary investment objective is to maximize total return comprising current income and capital appreciation, consistent with preservation of capital. Intermediate Bond Fund’s primary investment objective is to maximize total return comprising current income and capital appreciation, consistent with preservation of capital. The Market Neutral Fund’s primary investment objective is to provide total return through a combination of current income and capital appreciation with low correlation to equity and fixed income markets consistent with stability of principal.

The Convertible Bond Fund currently offers Class A, Class I and Class C shares of which Class A and Class I shares commenced operations on December 27, 2007 and Class C shares commenced operations on December 1, 2009. Intermediate Bond Fund and Market Neutral Fund currently offer only Class I shares which commenced operations on December 31, 2014, and December 29, 2023, respectively. Class I and Class C shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 3.75%. Each class of Convertible Bond Fund represents an interest in the same assets of the respective Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Convertible Bond Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Wellesley Asset Management, Inc. serves as the Funds’ investment adviser (the “Adviser”).

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the year. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies” including Accounting Standards Update 2013-08.

Operating Segments – The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.

Security Valuation – The Funds’ securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. Exchange traded options are valued at the last sale price, or, in the absence of a sale, at the mean between the current bid and ask prices. Debt securities and long-term U.S. Treasury obligations (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in, or counterparty to, the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the Adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Short-term debt obligations that mature in 60 days or less, at the time of purchase, may be valued at amortized cost, provided such valuations represent fair value. Investments in open-end investment companies are valued at net asset value.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price.

The Board of Trustees has designated the Adviser as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to each Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Adviser has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing. Prior to September 8, 2022, securities were valued at fair value as determined in good faith by the Adviser, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2025 for the Funds’ assets and liabilities measured at fair value:

Convertible Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$—	$541,050,453	$—	$541,050,453
Short-Term Investments	459,955	—	—	459,955
Total Investments in Securities	$459,955	$541,050,453	$—	$541,510,408

Intermediate Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$—	$137,690,396	$—	$137,690,396
Corporate Bonds*	—	41,446,866	—	41,446,866
Short-Term Investments	4,192,090	—	—	4,192,090
Total Investments in Securities	$4,192,090	$179,137,262	$—	$183,329,352

Market Neutral Fund

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks*	$867,027	$—	$—	$867,027
Convertible Bonds*	—	107,898,679	—	107,898,679
U.S. Government & Agencies	—	3,989,280	—	3,989,280
Short-Term Investments	4,225,291	—	—	4,225,291
Option Contracts Purchased	—	195,615	—	195,615
Total Investments in Securities	$5,092,318	$112,083,574	$—	$117,175,892

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Common Stocks*	$(48,698,461)	$—	$—	$(48,698,461)
Convertible Bond*	—	(2,769,842)	—	(2,769,842)
Total Securities Sold Short	$(48,698,461)	$(2,769,842)	$—	$(51,468,303)

The Funds did not hold any Level 3 securities during the year.

*	Please refer to the Schedule of Investments for industry classifications.

Equity Risk - Common stocks are susceptible to general stock market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change, and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Synthetic Convertible Bond Risk – A synthetic convertible bond security is a single security issued by an investment bank, broker-dealer or other financial institution that is designed to have the same attributes of a convertible security had it been issued by the designated underlying company. Like ordinary convertible bonds, a synthetic convertible bond is a fixed-income corporate debt security that yields interest payments with conversion features. Importantly, the credit rating of a synthetic convertible bond is based on the issuing financial institution’s credit rating and not the underlying company. Synthetic convertible bonds are derivative debt securities and are subject to the creditworthiness of the counterparty of the synthetic security. The value of a synthetic convertible bond may decline substantially if the counterparty’s creditworthiness deteriorates. The value of a synthetic convertible bond may also

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

respond differently to market fluctuations than a convertible bond because a synthetic convertible is composed of two or more separate securities, each with its own market value.

The Funds invest in synthetic convertible bonds which may be packaged by investment banks and brokerage firms. Synthetic convertible bonds include structured equity linked products that combine unrelated securities which together have the characteristics of convertible securities: a fixed-income component and a convertible component. The fixed-income component is achieved by investing in non-convertible, fixed-income securities such as zero coupon, corporate or government bonds. The convertible component is achieved by investing in warrants or options to buy or sell common stock or various indices at a certain exercise price, or options on a stock index.

Synthetic convertible bonds also include index-linked and equity-linked convertible structured notes. Index-linked and equity-linked notes are securities, the value of which fluctuates based on the value of a basket of stocks or other securities (in the case of index-linked notes) or a single security (in the case of equity-linked notes). Many index-linked and equity-linked notes have a guarantee feature (usually supplied by a brokerage house or bank) that guarantees return of the original issue price, providing substantial protection against a decline in price, while preserving the ability for capital appreciation if the underlying basket of securities increases in value. Synthetic convertible bonds held by the Funds are contingent payment debt instruments that accrue interest income at the stated coupon rate for book purposes but at the comparable yield for tax purposes.

Leverage Risk –The use of leverage through activities such as borrowing or purchasing derivatives can magnify the effects of changes in the value of the Market Neutral Fund and make the Market Neutral Fund’s share price more volatile and sensitive to market movements. The leveraged investment techniques that the Market Neutral Fund employs could cause investors in the Market Neutral Fund to lose more money in adverse environments. Leverage may result in the creation of a liability that requires the Market Neutral Fund to pay interest or fees, which may be greater than the income or gain received by the Market Neutral Fund from the securities purchased with leverage proceeds.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but have borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, potentially unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. As of October 31, 2025, the Market Neutral Fund had open short positions.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

The notional value of the derivative instruments outstanding as of October 31, 2025 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations – The following is a summary of the location of derivative investments on the Market Neutral Fund’s Statement of Assets and Liabilities as of October 31, 2025:

Derivative Investments		Location on the Statement of Assets and
Type	Risk	Liabilities	Amount
Options Purchased	Equity	Investments in Securities at Value	$195,615

The following is a summary of the location of derivative investments in the Market Neutral Fund’s Statement of Operations for the year ended October 31, 2025:

Derivative
Investments Type	Risk	Location of Gain/Loss on Derivative	Amount
Options Purchased	Equity	Net Realized Gain on Investments	$—
Options Purchased	Equity	Net Change in Unrealized Appreciation on Investments	32,775

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted or amortized over the life of the respective securities.

Expenses – Common expenses, income and gains and losses are allocated daily among share classes of the Funds based on the relative proportion of net assets represented by each class. Class specific expenses are charged directly to the responsible class of shares of the Funds.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions on returns filed for open fiscal year ends October 31, 2022 through October 31, 2024, or expected to be taken in the Funds’ current fiscal year end returns, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds identify their major tax jurisdictions as U.S. federal and the state of Massachusetts. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended October 31, 2025, the Funds did not incur any interest or penalties.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The activities of the Funds are overseen by the Board. Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% for the Convertible Bond Fund and the Intermediate Bond Fund of the average daily net assets of each respective Fund. The Market Neutral Fund pays the Adviser an annual rate of 1.25% of the average daily net assets of the Fund. For the year ended October 31, 2025, the Adviser earned management fees of $4,490,706, $1,498,344, and $746,112 for the Convertible Bond Fund, Intermediate Bond Fund, and Market Neutral Fund, respectively.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”), had contractually agreed to reduce its fees and/or absorb expenses of the Intermediate Bond Fund and the Market Neutral Fund through November 7, 2025 and February 27, 2026, respectively, to ensure that net annual operating expenses (excluding any would front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes and extraordinary expenses such as litigation) would not exceed 0.99% of the Intermediate Bond Fund’s average daily net assets for Class I shares and 1.30% of the Market Neutral Fund’s average daily net assets for Class I shares. The Agreement allowed the Adviser, subject to certain conditions, to recover amounts previously reimbursed for operating expenses to the Funds to the extent that the Funds’ expense ratios fell below the above indicated expense limitations. The amounts that could be recovered were limited to the difference between the actual expense ratio and the amount of the expense limitation during the 36 month period following such waiver or reimbursement. The potential recoupment amounts were the lesser of: (i) the expense cap in effect at the time of the fee waiver/recoupment; or (ii) the expense cap in effect at the time of recapture. The Adviser may change this voluntary discontinuance at any time, subject to the terms of the Expense Limitation Agreement.

For the year ended October 31, 2025, the Adviser waived fees of $133,869 from the Intermediate Bond Fund and $235,601 from the Market Neutral Fund. As of October 31, 2025, the following amounts are subject to recapture by the Adviser by October 31, of the following years:

	2026	2027	2028
Intermediate Bond Fund	$11,221	$96,745	$133,869
Market Neutral Fund	—	93,990	235,601

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor” or “NLD”). The Board has adopted, on behalf of each Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services. Convertible Bond Fund’s Class A shares and Class C shares pay 0.50% and 1.00%, respectively, per year of its average daily net assets for such distribution and shareholder service activities under the Plan. For the year ended October 31, 2025, the 12b-1 fees accrued amounted to $187,538 and $262,986 for the Convertible Bond Fund’s Class A shares and Class C shares, respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Funds’ shares. For the year ended October 31, 2025, the Distributor received $37,110 in underwriting commissions for sales of Class A and C shares, of which $7,787 was retained by the principal underwriter or other affiliated broker-dealers for the Convertible Bond Fund.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds. An officer of the Trust is also an officer of NLCS.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Trustee Fees - Each Trustee who is not affiliated with the Trust or the Adviser receives an annual retainer fee of $55,000, as well as $14,000 for one annual in-person meeting and $8,000 for all meetings conducted by telephone. Any additional as needed meetings, either in person or by telephone are covered by the retainer fee. The Trustee who is chair of the Audit Committee receives an additional payment of $3,000 as an annual retainer fee for serving in that capacity. None of the Trustees who are affiliated with the Trust receive compensation from the Trust.

4.	INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities and U.S. government securities, for the year ended October 31, 2025, amounted to $661,233,688 and $805,205,807, respectively, for the Convertible Bond Fund, $258,425,019 and $291,124,454, respectively, for the Intermediate Bond Fund, and $164,264,705, and $101,364,848, respectively, for the Market Neutral Fund. The cost of purchases and the proceeds from the sale of short-sales securities for the year ended October 31, 2025, amounted to $83,023,950 and $52,450,669, respectively for the Market Neutral Fund. The cost of purchases and the proceeds from the sale of U.S. Government securities for the year ended October 31, 2025, amounted to $19,941,384 and $19,983,267, respectively, for the Convertible Bond Fund, and $0 and $0, respectively for the Intermediate Bond Fund, and $32,396,622 and $28,440,662, respectively for the Market Neutral Fund.

5.	LINE OF CREDIT

The Market Neutral Fund may borrow for investment purposes, to meet repurchase requests and for temporary, extraordinary or emergency purposes. The Market Neutral Fund is required to maintain asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of at least 300% of the amount borrowed, with an exception it expects to limit its borrowings for investment purposes to 33 1/3% of the value of the Fund’s total assets (including the amount borrowed). Securities pledged as collateral for the line of credit as of October 31, 2025 are disclosed on Market Neutral Fund’s Schedule of Investments. The fair value of securities pledged as collateral as of October 31, 2025, was $54,958,926 for the Market Neutral Fund.

The Market Neutral Fund has entered into an asset based financing agreement with BNP Paribas. There was no balance outstanding on the loan as of October 31, 2025 and the amount of the commitment is based on the assets in a collateral account securing the line. The maximum borrowing on the loan was $8,132,283 and the average borrowing on the loan was $2,555,624 at an average rate of 5.00%.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at October 31, 2025 were as follows:

			Gross Unrealized	Net Unrealized
		Gross Unrealized	Appreciation	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Convertible Bond Fund	$528,166,966	$27,515,770	$(14,172,328)	$13,343,442
Intermediate Bond Fund	181,496,824	5,361,068	(3,528,540)	1,832,528
Market Neutral Fund	63,861,083	8,487,661	(6,641,155)	1,846,506

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following years were as follows:

For the year ended October 31, 2025:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Convertible Bond Fund	$25,187,564	$—	$—	$25,187,564
Intermediate Bond Fund	8,172,004	—	—	8,172,004
Market Neutral Fund	1,981,768	—	—	1,981,768

For the year ended October 31, 2024:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Convertible Bond Fund	$26,476,124	$—	$—	$26,476,124
Intermediate Bond Fund	7,613,622	—	—	7,613,622
Market Neutral Fund	431,381	—	—	431,381

As of October 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Convertible Bond Fund	$3,011,234	$—	$(48,641,662)	$—	$13,343,442	$(32,286,986)
Intermediate Bond Fund	1,981,343	—	—	—	1,832,528	$3,813,871
Market Neutral Fund	3,101,534	886,781	—	(618,685)	1,846,506	$5,216,136

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open 1256 option contracts, and adjustments for contingent convertible debt securities, Section 305(c) deemed dividend distributions. In addition, the amount listed under other book/tax differences for the Fund is primarily attributable to the tax deferral of losses on straddles.

At October 31, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Short-Term	Long-Term	Total	CLCF Utilized
Convertible Bond Fund	$14,944,079	$33,697,583	$48,641,662	$7,219,927
Intermediate Bond Fund	—	—	—	6,465,323

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2025, Charles Schwab & Co, Inc. accounts holding shares for the benefit of others in nominee name, held approximately 31%, 36%, and 34%, respectively, of the voting securities of the Convertible Bond Fund, Intermediate Bond Fund, and Market

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

Neutral Fund, respectively. As of October 31, 2025, National Financial Services, LLC accounts holding shares for the benefit of others in nominee name, held approximately 39%, and 59% of the voting securities of the Intermediate Bond Fund and Market Neutral Fund, respectively. The Fund has no knowledge as to whether any beneficial owner included in these nominee accounts holds more than 25% of the voting shares of any of the Funds.

9.	NEW ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Miller Investment Trust and the Shareholders of
Miller Convertible Bond Fund, Miller Intermediate Bond Fund, and Miller Market Neutral Income Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Miller Convertible Bond Fund, Miller Intermediate Bond Fund, and Miller Market Neutral Income Fund (the “Funds”), each a fund constituting the Miller Investment Trust (the “Trust”), including i) with respect to Miller Convertible Bond Fund and Miller Intermediate Bond Fund, the schedules of investments as of October 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes, and ii) with respect to Miller Market Neutral Income Fund, the schedule of investments as of October 31, 2025, the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended and the period from December 29, 2023 (commencement of operations) to October 31, 2024, and the financial highlights for the year then ended and the period from December 29, 2023 (commencement of operations) to October 31, 2024, and the related notes.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds listed above constituting the Trust as of October 31, 2025, and, with respect to Miller Convertible Bond Fund and Miller Intermediate Bond Fund, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and, with respect to Miller Market Neutral Income Fund, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from December 29, 2023 (commencement of operations) to October 31, 2024, and the financial highlights for the year then ended and the period from December 29, 2023 (commencement of operations) to October 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Trust’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California
December 22, 2025

We have served as the auditor of one or more affiliated investment companies of Miller Investment Trust since 2018.

MILLER FUNDS

Advisor	Wellesley Asset Management, Inc.
100 Market Street, Suite 203
Portsmouth, NH 03801

Distributor	Northern Lights Distributors, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022
Legal Counsel	Thompson Hine LLP
1919 M Street, N.W. – Suite 700
Washington, DC 20036
Transfer Agent	Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022
Custodian	Bank of New York Mellon Corp.
101 Barclay Street
New York, NY 10286

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30th, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling toll-free 877-441-4434 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 877-441-4434.

Miller Funds ● 225 Pictoria Drive ● Suite 450 ● Cincinnati, OH 45246
877-441-4434

Miller Funds
ADDITIONAL INFORMATION (Unaudited)
October 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the Statement of Operations included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Renewal of the Management Agreement and Review of 15(c) Materials

At the Meeting held on October 21, 2025, the Board of Trustees (the “Board”) including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the renewal of the Management Agreement between the Miller Investment Trust and Wellesley Asset Management, Inc. (the “Adviser”) with respect to the Miller Convertible Bond Fund (“Convertible Bond Fund”), Miller Intermediate Bond Fund (“Intermediate Bond Fund”), and the Miller Market Neutral Income Fund (“Market Neutral Fund”) (the “Management Agreement”).

The Board relied upon each Trustee’s own business judgment and relevant court cases in determining the material factors to be considered when evaluating the Management Agreement for the Funds and the weight to be given to each factor. The Board based its conclusions on a comprehensive evaluation of all the information provided by the Adviser and not on any one factor exclusively. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Management Agreement. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Management Agreement included the following:

Nature, Extent and Quality of Services and Personnel. The Board examined the nature, extent and quality of the services provided by the Adviser to the Funds. The Trustees also engaged in discussions with the Adviser’s senior management responsible for the overall functioning of the advisory services provided to each Fund. The Board considered information regarding the Adviser’s efforts around compliance and investment processes. The Trustees discussed the Adviser’s personnel, and the quality of service provided by them, which among other things requires specialized skill in sourcing sufficient suitable convertible and synthetic convertible bonds. The Board discussed the financial strength of the Adviser after reviewing financial information about it and concluded that it is satisfied that the Adviser continues to be in the position to deliver high quality services to the Funds and their shareholders. The Board further concluded that the Adviser’s management team and the Adviser’s overall resources were adequate, and that the Adviser has personnel with the requisite investment management skills and who are more than capable to perform its duties under the Management Agreement.

Performance. The Trustees reviewed the performance of each Fund. It was noted that certain strategies were also used by the Adviser when and with different costs associated with providing advisory services to separately managed account and private fund clients but that such accounts were managed in part with key

Miller Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
October 31, 2025

differences in strategies because of the regulatory constraints of the 1940 Act and IRS tax rules imposed on registered investment companies.

Convertible Bond Fund. The Board noted that for the one, three, and five-year periods ended September 30, 2025, the Convertible Bond Fund’s Class I shares had returns of 3.67%, 6.96%, and 3.40%, respectively. It was noted that the Convertible Bond Fund underperformed its peer group average of 18.38% for the one-year period, underperformed its peer group average of 13.57% over the three-year period and underperformed its peer group average of 8.01% over the five-year period. Similarly, the Fund underperformed the “Convertibles” Morningstar Category average of 18.38% for the one-year period, underperformed the category average of 13.57% for the three-year period and underperformed the category average of 8.01% during the five-year period. The Board considered that the Adviser’s goal is for the Fund’s total return to outperform its peer group over full market cycles. It was stated that the Fund’s focus on balanced convertible bonds (bonds trading at or below par) contributed to underperformance versus the Peer Group in the one- and five-year time periods. It was further noted that it is the Adviser’s expectation that the Fund is designed to have strong performance relative to its peer group during bear markets, which was largely proven during the most recent one-year period.

Intermediate Bond Fund. The Board noted that for the one-, three-, and five-year periods ended September 30, 2025, the Intermediate Bond Fund had returns of 4.78%, 7.87%, and 4.55%, respectively. It was noted that the Intermediate Bond Fund underperformed its peer group average of 3.95% for the one-year period, and outperformed its peer group average of 7.96% and 62% for the three-, and five-year periods, respectively. It was further noted that the Intermediate Bond Fund also underperformed the Morningstar Category average of 5.43% for the one-year period, and outperformed the category average of 7.73% and 3.36% for the three- and five-year periods ended, respectively. It was noted that it is the Adviser’s expectation for the Fund is designed to have strong performance relative to its peer group during bear markets.

Market Neutral Fund. The Board noted that for the one-year period ended September 30, 2025, the Market Neutral Fund had returns of 9.15. It was noted that the Market Neutral Fund outperformed its peer group average of 7.44% for the one-year period, and 7.88% and 5.25% for the three-, and five-year periods, respectively. It was further noted that the Market Neutral Fund also outperformed the Morningstar Category average of 8.32% for the one-year period, and 7.35% and 5.24% for the three- and five-year periods ended, respectively. It was noted that it is the Adviser’s expectation for the Fund is designed to have returns that do not correlate significantly to equity and bond markets.

With respect to each of the Funds, the Board found that the Adviser continues to not deviate from its strategy to achieve favorable risk-adjusted returns throughout the stages of market cycles. The Board concluded that each Fund’s performance was reasonable, especially considering recent market volatility and economic uncertainty.

Fees & Expenses. The Trustees reviewed the fees charged by the Funds, including reviewing the fees compared to the Funds’ respective peer groups and Morningstar Categories. The Trustees further considered the fact that the Adviser manages separately managed accounts and a private fund with similar investment strategies and with different costs associated with providing advisory services to such clients.

Convertible Bond Fund. The Trustees noted that the Convertible Bond Fund’s advisory fee rate of 0.75% was higher than the peer group average of 0.63% and the Morningstar Category average of 0.68%. The Trustees further noted that the Convertible Bond Fund’s net expense ratio rate of 0.99% was higher than the peer group average of 0.70%, and was higher than the Morningstar Category average of 0.72%. The

Miller Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
October 31, 2025

Trustees concluded that the advisory fee and net expense ratio were within an acceptable range of fees for the Fund when compared to peer funds and the Morningstar Category, especially in light of the fact that certain peer funds were considerably larger in terms of assets or part of fund complexes that were considerably larger in terms of aggregate assets under management.

Intermediate Bond Fund. The Trustees noted that the Intermediate Bond Fund’s fee rate of 0.75% was higher than the peer group average of 0.53% and the Morningstar Category average of 0.64%. The Trustees further noted that the Intermediate Bond Fund’s net expense ratio rate of 0.99% was higher than the peer group average of 0.43% and the Morningstar Category average of 0.93%. The Trustees concluded that the advisory fee and net expense ratio were within an acceptable range of fees for the Fund when compared to peer funds, especially in light of the level and quality of services provided by the Adviser to the Fund and the fact that certain peer funds were considerably larger in terms of assets or part of fund complexes that were considerably larger in terms of aggregate assets under management.

Market Neutral Fund. The Trustees noted that the Market Neutral Fund’s fee rate of 1.25% was higher than the peer group average of 0.96% and Morningstar Category average, which was 1.08%. The Trustees further noted that the Market Neutral Fund’s net expense ratio rate of 1.30% for Class I shares was higher than the peer group average of 1.08% and higher than the Morningstar Category average of 1.24%. The Trustees concluded that the advisory fee and net expense ratio were within an acceptable range of fees for the Fund when compared to peer funds, especially in light of the level and quality of services provided by the Adviser to the Fund and the fact that certain peer funds were considerably larger in terms of assets or part of fund complexes that were considerably larger in terms of aggregate assets under management.

Economies of Scale. The Trustees considered whether the Adviser has realized or will realize economies of scale with respect to the management of the Funds. The Trustees stated that they will continue to review the Adviser’s projections for asset growth of each Fund over the next 12 months. Furthermore, the Board concluded that the size of each Fund had not reached sufficient size to result in material economies of scale and thus fee breakpoints were not appropriate at this time.

Profitability. The Trustees considered the expenses of the Adviser associated with managing each Fund, and reviewed the profits realized by the Adviser with respect to each Fund and took into consideration other benefits to the Adviser. The Board found the profit earned by the Adviser with respect to each Fund to be acceptable and not unreasonable or excessive. Based on financial information provided by the Adviser, the Board also found that the Adviser was in a strong position to continue to provide the high level and quality of services that it currently provides to the Funds.

Fall Out Benefits. The Trustees considered the fact that there is some slight benefit to the Adviser’s SMA and private fund business due to the publicity that the registered Funds receive.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, the Board, including all of the Independent Trustees, concluded that the advisory fee for each Fund is fair and reasonable and approved the continuance of the respective Management Agreement and the advisory fees thereunder as in the best interest of each Fund and its shareholders.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders. None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Miller Investment Trust

By (Signature and Title)
/s/ Michael Miller
Michael Miller, Principal Executive Officer/President

Date	12/26/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Michael Miller
Michael Miller, Principal Executive Officer/President

Date	12/26/25

By (Signature and Title)
/s/ James Buckham
James Buckham, Principal Financial Officer/Treasurer

Date	12/26/25